Provisions (Tables)	12 Months Ended
Dec. 31, 2025
Provisions [abstract]
Schedule of Provisions

	Government grant liability	Decommissioning liability	Total	1.
	US$'000	US$'000	US$'000
Balance at January 1, 2025	1,858	7,248	9,106
Remeasurement of provisions	(12)	-	(12)
Unwind of discount	169	276	445
Charged to profit or loss	157	276	433
Exchange differences	254	953	1,207
Amounts adjusted to property, plant and equipment	-	(780)	(780)
Provision utilized	(223)	(4)	(227)
Balance at December 31, 2025	2,046	7,693	9,739
Current	562	-	562
Non-current	1,484	7,693	9,177
Total provisions	2,046	7,693	9,739

	(Recast)	(Recast)	(Recast)
Balance at January 1, 2024	1,822	4,048	5,870
Remeasurement of provisions	458	-	458
Unwind of discount	133	123	256
Charged to profit or loss	591	123	714
Exchange differences	(111)	(409)	(520)
Amounts adjusted to property, plant and equipment	117	3,656	3,773
Provision utilized	(561)	(170)	(731)
Balance at December 31, 2024	1,858	7,248	9,106
Current	576	-	576
Non-current	1,282	7,248	8,530
Total provisions	1,858	7,248	9,106